CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

20. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	March 31, 2024	March 31, 2023
	$	$
Cash at bank and in hand:

GBP	275,342	471,974
EURO	898	-
USD	550,608	3,573,407

	826,848	4,045,381